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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total:    158,842
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------                 -------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                        VOTING AUTHORITY
                                                                                                       -------------------
                           TITLE OF                VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER               CLASS       CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------           -------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
BEAR STEARNS COS INC          COM       073902108   1,101    8,968   SH               SOLE               8,968   0     0
BLACKSTONE GROUP L P     COM UNIT LTD   09253U108   2,220   88,500   SH               SOLE              88,500   0     0
FORD MTR CO DEL          COM PAR $0.01  345370860     942  110,902   SH               SOLE             110,902   0     0
GOLDMAN SACHS GROUP INC       COM       38141G104     920    4,247   SH               SOLE               4,247   0     0
ISHARES INC               MSCI GERMAN   464286806   6,363  184,000   SH               SOLE             184,000   0     0
ISHARES INC               MSCI JAPAN    464286848   5,159  359,770   SH               SOLE             359,770   0     0
ISHARES TR               MSCI EAFE IDX  464287465  32,744  396,467   SH               SOLE             396,467   0     0
ISHARES TR               RUSSELL 3000   464287689  19,709  223,996   SH               SOLE             223,996   0     0
ISHARES TR                S&P500 GRW    464287309   8,326  117,000   SH               SOLE             117,000   0     0
MERRILL LYNCH & CO INC        COM       590188108     495    6,944   SH               SOLE               6,944   0     0
POWERSHARES QQQ TRUST     UNIT SER 1    73935A104  25,027  486,815   SH               SOLE             486,815   0     0
SPDR TR                   UNIT SER 1    78462F103  52,089  341,385   SH               SOLE             341,385   0     0
WAL MART STORES INC           COM       931142103   3,747   85,836   SH               SOLE              85,836   0     0